Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2017
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Oct. 31, 2017
Document Effective Date	Oct. 31, 2017
Prospectus Date	Oct. 31, 2017
Portfolio 21 Global Equity Fund | Retail Class
Prospectus:
Trading Symbol	PORTX
Portfolio 21 Global Equity Fund | Institutional Class
Prospectus:
Trading Symbol	PORIX
Trillium Small/Mid Cap Fund | Institutional Class
Prospectus:
Trading Symbol	TSMDX
Trillium All Cap Fund | Institutional Class
Prospectus:
Trading Symbol	TACEX